Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Variable Interest Entities
Summary of consolidated financial statements of VIEs

	September 30, 2021	December 31, 2020
Assets
Current assets:
Cash	$1,537,568	$19,502
Accounts receivable	22,256,608	17,145,910
Other receivables	99,445	49,163
Inventories, net	5,756,578	4,354,232
Prepaid expenses and other current assets	675,233	719,063
Total current assets	30,325,432	22,287,870
Intangible assets, net	479,167	—
Other assets	306,640	200,600
Goodwill	150,000	150,000
Total assets	$31,261,239	$22,638,470
Liabilities
Current liabilities:
Accounts payable	$17,694,967	$11,953,239
Accrued expenses and other current liabilities	4,231,336	5,818,538
Income taxes payable	220,046	220,046
Current portion of long-term debt	—	2,000,000
Amounts due to affiliates	34,013,311	19,883,097
Total current liabilities	56,159,660	39,874,920
Other non-current liabilities	896,082	551,228
Total liabilities	$57,055,742	$40,426,148

	December 31,	December 31,
	2020	2019
Assets
Current assets:
Cash	$19,502	$2,440,898
Accounts receivable	17,145,911	14,616,261
Other receivables	49,163	—
Inventory	4,354,232	3,888,988
Prepaid expenses	719,063	72,226
Total current assets	22,287,871	21,018,373
Other assets	200,600	101,746
Goodwill	150,000	—
Total assets	$22,638,471	$21,120,119
Liabilities
Current liabilities:
Accounts payable	11,953,239	7,732,372
Accrued expenses and other current liabilities	6,038,584	3,087,119
Current portion of long-term debt	2,000,000	—
Amounts due to affiliates	19,883,097	16,897,690
Total current liabilities	39,874,920	27,717,181
Other non-current liabilities	551,228	—
Total liabilities	$40,426,148	$27,717,181